Debt	12 Months Ended
Dec. 31, 2022
Borrowings [abstract]
Debt

17. DEBT

This note provides information about the contractual terms of the Group’s interest-bearing loans and borrowings, which are measured at amortized cost.

	CURRENCY	NOMINAL INTEREST RATE	YEAR OF MATURITY	2021 FACE VALUE	2021 CARRYING AMOUNT	2021 FAIR VALUE	2022 FACE VALUE	2022 CARRYING AMOUNT	2022 FAIR VALUE
Unsecured Loan	USD	2.00%	2024	$18,000	$14,242	$14,557	$18,000	$15,508	$14,629
2021 Senior Secured Loans	USD	8.00%	2024	300,000	286,815	283,893	300,000	296,553	275,925
2022 Convertible Notes	USD	6.00%	2027	—	—	—	56,500	54,418	49,476
Instrument Financing Loans	EUR	1.70-2.60%	2022-2023	263	263	263	76	76	76

2021 Senior Secured Loan

On March 23, 2021, the Group refinanced the $100,000 in outstanding amounts under the 2020 Senior Secured Loan and the $40,000 borrowed in January 2021 with a $300,000 loan (“2021 Senior Secured Loan”). The loan matures in three years, bears interest at 8% annually, paid quarterly and includes a facility fee, due upon repayment, of $4.5 million. Debt issuance costs were recorded as a reduction of the proceeds. The discount on the issuance will be recognized using the effective interest method until the maturity date.

In connection with the 2021 Senior Secured Loan, the Company issued warrants to purchase up to 1,485,848 common shares at an exercise price equal to $1.75 per common share (as amended), recorded in Other Reserves (Note 14).

On June 17, 2022, the Group entered into a second amendment to the 2021 Senior Secured Loan, to provide for, among other things, immediate revisions to the minimum net sales and the minimum liquidity covenants, further revisions to those covenants upon a Qualifying Financing and an increase in the facility fee to $9 million. In conjunction with the second amendment, the exercise price of the warrants issued in connection with the 2021 Senior Secured Loan was subject to adjustment. Upon the consummation of the Group's public offering and concurrent private placement, the exercise price of the warrants was adjusted to $1.75 per share. In July 2022 the Group entered into a third amendment which reduced the definition of Qualifying Financing to be at least $100.0 million (or its equivalent in another currency or currencies). These modifications have been determined to be non-substantial. The additional facility fee is being expensed using the effective interest rate method over the remaining term of the 2021 Senior Secured Loan and the difference in the fair value of the warrants has been recorded as a Finance Expense.

2022 Convertible Notes

On March 2, 2022 the Company entered into privately negotiated subscription agreements with certain investors wherein the Company agreed to sell and the investors agreed to purchase $56.5 million of Convertible Senior Subordinated Notes due 2027. The notes bear annual interest of 6% with interest payable semi-annually in arrears starting September 1, 2022. The notes will mature on March 1, 2027 and are be convertible at the holder's option at an initial conversion rate of approximately $9.22 per share.

Upon conversion, the Notes may be settled in cash, common shares or a combination of cash and common shares, at the Company’s election subject to certain limitations. The conversion rate may be increased on March 3, 2023 and March 3, 2024, if the average of the daily volume weighted average prices of the Common Shares over the 20 consecutive trading days immediately preceding either date is below a specified level, provided that the Conversion Rate may not be increased to a rate that exceeds approximately $7.25 per share.

This variable conversion feature constitutes an embedded derivative as the conversion feature is a component of the host instrument that would allow for the cash flows of the combined instrument to be changed according to the value of a financial variable. In accordance with IFRS 9, the Company has elected to record the host liability as a financial liability held at amortized cost and record the embedded derivative at fair value through profit and loss.

As at the issue date, and as at December 31, 2022, the embedded derivative was considered to have an immaterial value given the Company’s share price was significantly below the minimum conversion rate.

Unsecured Loans

On October 17, 2019, the Group issued an Unsecured Loan in the amount of $18,000 to a tax-exempt private foundation. The terms of the loan include restrictions on the use of the proceeds for specific programs and commitments to provide access to the Group’s future products to support the foundation’s charitable purposes. The Unsecured Loan matures on October 17, 2024. The Unsecured Loan carries an interest rate of 2% paid quarterly.

Instrument Financing Loans

Instrument financing loans are used to finance the cost of installing instruments at customer locations where the Group retains title of the instruments.

Balance at January 1, 2021	$286,972
Changes from financing cash flows
Proceeds from borrowings, net of issuance costs
2020 Senior Secured Loan	34,125
Incremental term loan	39,000
2021 Senior Secured Loan	288,513
Instrument Financing Loans	192
Repayments of borrowings
2020 Senior Secured Loan	(100,000)
Incremental term loan	(40,000)
Instrument Financing Loans	(552)
Total changes from financing cash flows	221,278
Other changes
Reclassification of Unsecured Loan amounts to grant liability in accordance with IAS 20	(3,758)
Warrants
2021 Senior Secured Loan	(5,136)
Conversion to equity
Convertible Notes	(61,980)
2021 Convertible Notes	(125,652)
Loss on extinguishment of debt
2020 Senior Secured Loan	3,170
Incremental term loan	1,000
Change in fair value
2021 Convertible Notes	(52,267)
Amortization of debt discount
2020 Senior Secured Loan	366
Convertible Notes	2,866
2021 Convertible Notes	31,075
2021 Senior Secured Loan	3,438
Foreign exchange impact
Instrument Financing Loans	(52)
Total other changes	(206,930)
Balance at December 31, 2021	301,320
Less: Debt due within one year	(191)
$301,129
Changes from financing cash flows
Proceeds from borrowings, net of issuance costs
2022 Convertible Notes	$54,010
Repayments of borrowings
Instrument Financing Loans	(174)
Total changes from financing cash flows	53,836
Amortization of debt discount
Unsecured Loan	1,266
2021 Senior Secured Loan	8,454
2022 Convertible Notes	408
Amortization of debt discount arising from debt modifications
2021 Senior Secured Loan	1,284
Foreign exchange impact
Instrument Financing Loans	(13)
Total other changes	11,399
Balance at December 31, 2022	366,555
Less: Debt due within one year	(76)
$366,479